UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21823

Pioneer Series Trust V
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Global Equity Fund

NQ | May 31, 2018

Ticker Symbols: Class A GLOSX Class C GCSLX Class K PGEKX Class R PRGEX Class Y PGSYX

Shares		Value
	UNAFFILIATED ISSUERS - 95.4%
	COMMON STOCKS - 95.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 6.0%
	Auto Parts & Equipment - 4.1%
88,000	Aisin Seiki Co., Ltd.	$4,419,718
120,627	Valeo SA	7,639,090
		$12,058,808
	Automobile Manufacturers - 1.2%
49,299	Daimler AG	$3,554,245
	Tires & Rubber - 0.7%
55,800	Bridgestone Corp.	$2,232,299
	Total Automobiles & Components	$17,845,352
	BANKS - 10.9%
	Diversified Banks - 10.2%
462,570	Abu Dhabi Commercial Bank PJSC	$885,603
2,659,000	Agricultural Bank of China, Ltd., Class H	1,365,874
53,563	Bank of America Corp.	1,555,470
11,093,100	Bank Rakyat Indonesia Persero Tbk PT	2,451,923
58,971	BNP Paribas SA	3,674,625
1,471,000	China Construction Bank Corp., Class H	1,481,357
977,998	First Abu Dhabi Bank PJSC	3,272,809
1,761,000	Industrial & Commercial Bank of China, Ltd., Class H	1,448,463
69,046	ING Groep NV	1,002,792
30,951	JPMorgan Chase & Co.	3,312,067
1,072,300	Malayan Banking Bhd	2,591,887
1,174,900	Mitsubishi UFJ Financial Group, Inc.	7,027,835
		$30,070,705
	Regional Banks - 0.7%
8,953,300	Bank Tabungan Negara Persero Tbk PT	$1,961,387
	Total Banks	$32,032,092
	CAPITAL GOODS - 9.2%
	Aerospace & Defense - 4.4%
1,042,256	BAE Systems Plc	$8,857,293
31,949	Thales SA	4,057,855
		$12,915,148
	Heavy Electric Equipment - 1.7%
364,000	Mitsubishi Electric Corp.	$5,152,160
	Trading Companies & Distributors - 3.1%
56,891(a)	United Rentals, Inc.	$9,078,097
	Total Capital Goods	$27,145,405
	CONSUMER DURABLES & APPAREL - 3.9%
	Apparel, Accessories & Luxury Goods - 1.5%
97,946	Moncler S.p.A.	$4,516,300
	Footwear - 0.7%
381,000	ANTA Sports Products, Ltd.	$2,191,251
	Homebuilding - 1.7%
298,900	Sekisui Chemical Co., Ltd.	$4,900,373
	Total Consumer Durables & Apparel	$11,607,924
	CONSUMER SERVICES - 1.2%
	Restaurants - 1.2%
2,764(a)	Chipotle Mexican Grill, Inc., Class A	$1,189,017
120,500	KOMEDA Holdings Co., Ltd.	2,368,873
	Total Consumer Services	$3,557,890
	DIVERSIFIED FINANCIALS - 6.3%
	Asset Management & Custody Banks - 1.8%
162,977	Blackstone Group LP	$5,203,855
	Consumer Finance - 3.5%
138,758	Discover Financial Services	$10,248,666
	Financial Exchanges & Data - 1.0%
31,735	Nasdaq, Inc.	$2,915,177
	Total Diversified Financials	$18,367,698
	ENERGY - 8.8%
	Integrated Oil & Gas - 5.5%
484,534	Rosneft Oil Co. PJSC (G.D.R.)	$2,943,176
43,131	Royal Dutch Shell Plc, Class A	1,499,771
193,432	TOTAL SA	11,748,638
		$16,191,585
	Oil & Gas Equipment & Services - 2.0%
58,897	Halliburton Co.	$2,929,537
70,910	National Oilwell Varco, Inc.	2,937,092
		$5,866,629
	Oil & Gas Refining & Marketing - 1.3%
25,379	Marathon Petroleum Corp.	$2,005,702
16,520	Valero Energy Corp.	2,002,224
		$4,007,926
	Total Energy	$26,066,140
Shares		Value
	FOOD & STAPLES RETAILING - 2.7%
	Drug Retail - 2.6%
104,600	Sundrug Co., Ltd.	$4,744,673
45,626	Walgreens Boots Alliance, Inc.	2,846,606
		$7,591,279
	Hypermarkets & Super Centers - 0.1%
488,480	Puregold Price Club, Inc.	$433,355
	Total Food & Staples Retailing	$8,024,634
	HEALTH CARE EQUIPMENT & SERVICES - 2.2%
	Health Care Services - 2.2%
35,960(a)	Laboratory Corp. of America Holdings	$6,494,016
	Total Health Care Equipment & Services	$6,494,016
	INSURANCE - 1.6%
	Insurance Brokers - 0.6%
11,104	Willis Towers Watson Plc	$1,678,370
	Multi-line Insurance - 1.0%
15,086	Allianz SE	$3,110,862
	Total Insurance	$4,789,232
	MATERIALS - 3.3%
	Commodity Chemicals - 1.2%
11,436	LG Chem, Ltd.	$3,574,624
	Construction Materials - 1.3%
103,911	CRH Plc	$3,818,649
	Diversified Chemicals - 0.8%
36,232	DowDuPont, Inc.	$2,322,834
	Total Materials	$9,716,107
	MEDIA - 2.8%
	Advertising - 0.7%
130,770	WPP Plc	$2,142,401
	Broadcasting - 0.5%
727,930	ITV Plc	$1,569,614
	Movies & Entertainment - 1.6%
48,776	Time Warner, Inc.	$4,592,748
	Total Media	$8,304,763
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
	Biotechnology - 2.8%
12,157(a)	Esperion Therapeutics, Inc.	$467,923
77,571	Gilead Sciences, Inc.	5,228,285
48,111	Shire Plc	2,629,753
		$8,325,961
	Pharmaceuticals - 1.8%
146,301	Pfizer, Inc.	$5,256,595
	Total Pharmaceuticals, Biotechnology & Life Sciences	$13,582,556
	REAL ESTATE - 2.0%
	Real Estate Development - 0.6%
371,077(a)	Vinhomes JSC (144A)	$1,872,795
	Real Estate Services - 0.5%
107,495	Savills Plc	$1,377,889
	Retail REIT - 0.9%
17,203	Simon Property Group, Inc.	$2,756,265
	Total Real Estate	$6,006,949
	RETAILING - 2.0%
	General Merchandise Stores - 0.6%
19,994	Dollar General Corp.	$1,749,075
	Home Improvement Retail - 1.4%
44,496	Lowe's Cos., Inc.	$4,227,565
	Total Retailing	$5,976,640
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
	Semiconductors - 3.6%
148,928(a)	Micron Technology, Inc.	$8,576,764
260,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,938,494
	Total Semiconductors & Semiconductor Equipment	$10,515,258
	SOFTWARE & SERVICES - 13.9%
	Data Processing & Outsourced Services - 1.0%
23,192	Visa, Inc., Class A	$3,031,658
	Internet Software & Services - 6.2%
4,157(a)	Alphabet, Inc., Class A	$4,572,700
4,190(a)	Alphabet, Inc., Class C	4,546,108
12,620(a)	Baidu, Inc. (A.D.R.)	3,061,107
138,610(a)	eBay, Inc.	5,228,369
30,116(a)	iQIYI, Inc. (A.D.R.)	761,935
		$18,170,219
	IT Consulting & Other Services - 1.7%
19,964	Accenture Plc, Class A	$3,109,194
29,700	Amdocs, Ltd.	2,003,562
		$5,112,756
	Systems Software - 5.0%
110,686	Microsoft Corp.	$10,940,204
Shares		Value
	Systems Software - (continued)
79,734	Oracle Corp.	$3,725,173
		$14,665,377
	Total Software & Services	$40,980,010
	TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
	Communications Equipment - 1.1%
1,207,000	Accton Technology Corp.	$3,459,660
	Electronic Manufacturing Services - 0.0%†
26,225(a)	Global Display Co., Ltd.	$28,646
	Technology Distributors - 1.4%
51,011	CDW Corp.	$4,083,431
	Technology Hardware, Storage & Peripherals - 3.4%
53,328	Apple, Inc.	$9,965,403
	Total Technology Hardware & Equipment	$17,537,140
	TELECOMMUNICATION SERVICES - 2.6%
	Integrated Telecommunication Services - 1.5%
135,379	AT&T, Inc.	$4,375,449
	Wireless Telecommunication Services - 1.1%
1,337,327	Vodafone Group Plc	$3,419,950
	Total Telecommunication Services	$7,795,399
	UTILITIES - 1.6%
	Electric Utilities - 1.6%
67,044	American Electric Power Co., Inc.	$4,555,640
	Total Utilities	$4,555,640
	TOTAL COMMON STOCKS
	(Cost $259,182,901)	$280,900,845
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.3% of Net Assets
	COMMERCIAL PAPER - 0.3%
740,000	Federation des Caisses Desjardins du Quebec, 1.67%, 6/1/18	$739,964
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $740,000)	$739,964
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.4%
	(Cost $259,922,901)(b)	$281,640,809
	OTHER ASSETS AND LIABILITIES - 4.6%	$13,718,559
	NET ASSETS - 100.0%	$295,359,368

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2018, the value of this security amounted to $1,872,795, or 0.6% of net assets.

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.
(b)	Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	52.5%
Japan	11.0%
France	9.6%
United Kingdom	6.8%
China	3.7%
Ireland	2.4%
Germany	2.4%
Taiwan	1.9%
Italy	1.6%
Indonesia	1.6%
United Arab Emirates	1.5%
South Korea	1.3%
Russia	1.0%
Other (individually less than 1%)	2.7%
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks*
Automobiles & Components
Auto Parts & Equipment	$–	$12,058,808	$–	$12,058,808
Automobile Manufacturers	–	3,554,245	–	3,554,245
Tires & Rubber	–	2,232,299	–	2,232,299
Banks
Diversified Banks	4,867,537	25,203,168	–	30,070,705
Regional Banks	–	1,961,387	–	1,961,387
Capital Goods
Aerospace & Defense	–	12,915,148	–	12,915,148
Heavy Electric Equipment	–	5,152,160	–	5,152,160
Consumer Durables & Apparel
Apparel, Accessories & Luxury Goods	–	4,516,300	–	4,516,300
Footwear	–	2,191,251	–	2,191,251
Homebuilding	–	4,900,373	–	4,900,373
Consumer Services
Restaurants	1,189,017	2,368,873	–	3,557,890
Energy
Integrated Oil & Gas	–	16,191,585	–	16,191,585
Food & Staples Retailing
Drug Retail	2,846,606	4,744,673	–	7,591,279
Hypermarkets & Super Centers	–	433,355	–	433,355
Insurance
Multi-line Insurance	–	3,110,862	–	3,110,862
Materials
Commodity Chemicals	–	3,574,624	–	3,574,624
Construction Materials	–	3,818,649	–	3,818,649
Media
Advertising	–	2,142,401	–	2,142,401
Broadcasting	–	1,569,614	–	1,569,614
Pharmaceuticals, Biotechnology & Life Sciences
Biotechnology	5,696,208	2,629,753	–	8,325,961
Real Estate
Real Estate Development	–	1,872,795	–	1,872,795
Real Estate Services	–	1,377,889	–	1,377,889
Semiconductors & Semiconductor Equipment
Semiconductors	8,576,764	1,938,494	–	10,515,258
Technology Hardware & Equipment
Communications Equipment	–	3,459,660	–	3,459,660
Electronic Manufacturing Services	–	28,646	–	28,646
Telecommunication Services
Wireless Telecommunication Services	–	3,419,950	–	3,419,950
All Other Common Stocks	130,357,751	–	–	130,357,751
Commercial Paper	–	739,964	–	739,964
Total Investments in Securities	$153,533,883	$128,106,926	$–	$281,640,809

* Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

During the nine months ended May 31, 2018, there were no transfers between Levels 1, 2 and 3.

Pioneer High Income Municipal Fund

NQ | May 31, 2018

Ticker Symbols: Class A PIMAX Class C HICMX Class Y HIMYX

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 97.9%
	CORPORATE BONDS - 1.7% of Net Assets
	DIVERSIFIED FINANCIALS - 1.7%
	Specialized Finance - 1.7%
3,125,000^	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/16 (144A)	$3,125,000
3,275,000^	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 7/30/17 (144A)	3,275,000
1,600,000^	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/10/17 (144A)	1,600,000
2,000,000^	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 12/31/17 (144A)	2,000,000
1,046,000^	Texas Pellets, Inc. / German Pellets Texas LLC, 8.0%, 9/30/18 (144A)	1,046,000
	Total Diversified Financials	$11,046,000
	TOTAL CORPORATE BONDS
	(Cost $11,046,000)	$11,046,000
	MUNICIPAL BONDS - 96.2% of Net Assets(a)
	Alaska - 2.3%
15,150,000	Northern Tobacco Securitization Corp., Asset-Backed, Series A, 5.0%, 6/1/46	$15,150,000
	Arizona - 3.5%
3,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$2,969,430
8,000,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	8,231,840
4,000,000	City of Phoenix, Industrial Development Authority, Deer Valley Veterans Assisted Living Project, 5.125%, 7/1/36	4,081,920
1,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.0%, 5/1/34	1,082,580
3,000,000	County of Pima, Industrial Development Authority, Facility Desert Heights Charter, 7.25%, 5/1/44	3,245,880
700,000(b)	County of Pima, Industrial Development Authority, Legacy Traditional School Project, 8.5%, 7/1/39	747,985
490,000(b)	County of Pima, Industrial Development Authority, Paradise Education Center Project, 6.0%, 6/1/40	510,237
1,000,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/47 (144A)	1,044,290
1,000,000	Tempe Industrial Development Authority, Revenue Mirabella At ASU Project, Series A, 6.125%, 10/1/52 (144A)	1,040,590
		$22,954,752
	California - 8.7%
1,215,000	California County Tobacco Securitization Agency, Asset-Backed, Los Angeles County, Series A, 5.6%, 6/1/36	$1,227,648
5,880,000	California County Tobacco Securitization Agency, Asset-Backed, Merced County, Series A, 5.25%, 6/1/45	5,894,641
4,660,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.125%, 6/1/38	4,671,697
2,385,000	California County Tobacco Securitization Agency, Asset-Backed, Sonoma County Corp., 5.25%, 6/1/45	2,390,986
1,300,000	California Municipal Finance Authority, John Adams Academies Project, 5.25%, 10/1/45	1,328,652
500,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.125%, 7/1/35 (144A)	523,740
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,661,058
6,300,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 6.0%, 7/1/42	6,730,164
3,000,000(b)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,536,550
310,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 4.75%, 10/1/24	322,617
830,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.625%, 10/1/34	881,784
1,475,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 5.875%, 10/1/44	1,573,751
1,000,000	California School Finance Authority, View Park Elementary & Middle School, Series A, 6.0%, 10/1/49	1,070,910
3,230,000	California School Finance Authority, View Park High School, Series A, 7.125%, 10/1/48	3,565,371
1,560,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33	1,797,432
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43	4,647,719
1,900,000(b)	California Statewide Communities Development Authority, Lancer Educational Student, Series A, 7.5%, 6/1/42	2,004,861
315,559(c)	California Statewide Communities Development Authority, Microgy Holdings Project, 9.0%, 12/1/38	3
185,000	Golden State Tobacco Securitization Corp., Asset-Backed, 5.75%, 6/1/47	185,923
5,810,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-2, 5.3%, 6/1/37	5,973,784
2,500,000(d)	Pittsburg Unified School District Financing Authority, 9/1/41 (AGM CNTY GTD)	1,021,100
1,925,000(d)	Pittsburg Unified School District Financing Authority, 9/1/42 (AGM CNTY GTD)	752,925
4,395,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.0%, 6/1/37	4,406,032
80,000	Tobacco Securitization Authority of Southern California, Series A-1, 5.125%, 6/1/46	80,175
		$56,249,523
	Colorado - 3.9%
2,345,000(b)(e)	Castle Oaks Metropolitan District No. 3, 5.5%, 12/1/45	$2,611,697
2,860,000(b)(e)	Castle Oaks Metropolitan District No. 3, 6.25%, 12/1/44	3,237,148
2,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	2,567,780
Principal Amount USD ($)		Value
	Colorado - (continued)
5,000,000(b)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.125%, 9/1/48	$6,450,200
2,000,000(e)	Copperleaf Metropolitan District No. 2, 5.75%, 12/1/45	2,102,580
2,840,000(e)	Crystal Crossing Metropolitan District, 5.25%, 12/1/40	2,876,806
1,500,000	Dominion Water & Sanitation District, 6.0%, 12/1/46	1,572,720
500,000(e)	Leyden Rock Metropolitan District No. 10, Series B, 7.25%, 12/15/45	495,000
1,700,000(e)	Littleton Village Metropolitan District No. 2, 5.375%, 12/1/45	1,710,812
1,500,000(e)	Promenade Castle Rock Metropolitan District No. 1, Series A, 5.75%, 12/1/39	1,579,245
		$25,203,988
	Connecticut - 0.5%
2,885,000	Town of Hamden, Whitney Center Project, Series A, 7.75%, 1/1/43	$3,017,825
	District of Columbia - 0.1%
735,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$770,412
	Florida - 0.9%
5,000,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	$5,589,550
	Hawaii - 0.2%
1,000,000(b)	State of Hawaii Department of Budget & Finance, 15 Craigside Project, Series A, 9.0%, 11/15/44	$1,100,860
	Illinois - 6.8%
1,000,000	Chicago Board of Education, 5.75%, 4/1/35	$1,138,550
2,010,000	Chicago Board of Education, 6.0%, 4/1/46	2,354,414
2,035,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/33	2,088,500
315,000(e)	Chicago Board of Education, Series A, 5.0%, 12/1/41	315,598
755,000(e)	Chicago Board of Education, Series A, 5.5%, 12/1/39	769,617
1,000,000(e)	Chicago Board of Education, Series A, 7.0%, 12/1/46 (144A)	1,189,690
8,000,000(e)	Chicago Board of Education, Series B, 6.5%, 12/1/46	9,094,640
3,250,000(e)	Chicago Board of Education, Series D, 5.0%, 12/1/31	3,359,168
4,213,653(f)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	3,572,040
2,634,795(d)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	91,506
526,959(d)	Illinois Finance Authority, Clare Oaks Project, Series C-2, 11/15/52	153,298
526,959(d)	Illinois Finance Authority, Clare Oaks Project, Series C-3, 11/15/52	92,613
1,155,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.625%, 9/15/28	1,189,777
4,780,000	Illinois Finance Authority, Norwegian American Hospital, Inc., 7.75%, 9/15/38	5,223,106
5,000,000	Metropolitan Pier & Exposition Authority, Mccormick Place Expansion, 5.0%, 6/15/57	5,255,250
6,850,000	Southwestern Illinois Development Authority, Comprehensive Mental Health Center, 6.625%, 6/1/37	6,379,405
1,875,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	1,788,525
		$44,055,697
	Indiana - 10.0%
1,750,000	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$1,832,600
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	2,103,280
2,000,000	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	2,102,480
3,500,000	City of Crown Point, Wittenberg Village Project, Series A, 8.0%, 11/15/39	3,641,715
2,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	2,471,906
700,000	City of Fort Wayne, Silver Birch fort Wayne Project, 5.125%, 1/1/32	691,551
4,565,000	City of Fort Wayne, Silver Birch fort Wayne Project, 5.35%, 1/1/38	4,504,879
1,275,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	1,309,387
5,325,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	5,488,903
1,230,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.6%, 1/1/33	1,256,260
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.8%, 1/1/37	6,152,820
500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.1%, 1/1/32 (144A)	492,760
4,390,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	4,345,266
2,050,000	City of Muncie, Silver Birch Muncie Project, 5.05%, 1/1/31	2,023,658
5,510,000	City of Muncie, Silver Birch Muncie Project, 5.25%, 1/1/37	5,388,339
4,560,000	City of Terre Haute, Silver Birch Terre Haute Project, 5.35%, 1/1/38	4,499,945
4,000,000(b)	County of Vigo, Hospital Authority, Union Hospitals, Inc., 8.0%, 9/1/41	4,734,240
2,100,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	2,053,674
3,420,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	3,324,343
6,580,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.5%, 1/1/37	6,747,658
		$65,165,664
	Iowa - 0.0%†
250,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.5%, 6/1/42	$250,943
100,000	Iowa Tobacco Settlement Authority, Asset-Backed, Series C, 5.625%, 6/1/46	100,491
		$351,434
	Maryland - 0.2%
970,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,056,534
	Massachusetts - 1.8%
815,000	Massachusetts Development Finance Agency, Adventcare Project, 7.625%, 10/15/37	$864,308
2,000,000	Massachusetts Development Finance Agency, Adventcare Project, Series A, 6.75%, 10/15/37	2,002,840
3,849,939	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 5.5%, 11/15/46	3,882,586
Principal Amount USD ($)		Value
	Massachusetts - (continued)
1,235,770	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/26	$1,282,087
3,340,294	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series A-1, 6.25%, 11/15/39	3,465,488
1,116,746(d)	Massachusetts Development Finance Agency, Linden Ponds, Inc., Series B, 11/15/56	231,937
		$11,729,246
	Michigan - 7.3%
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, 7.375%, 7/1/35	$1,349,212
1,250,000	Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A, 5.25%, 7/1/39	1,285,788
5,485,000	Flint Michigan International Academy, Public School Academy, 5.75%, 10/1/37	5,484,835
4,070,000	Michigan Public Educational Facilities Authority, David Ellis-West Project, 5.875%, 6/1/37	3,972,279
100,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 7.25%, 4/1/20	103,711
2,020,000	Michigan Public Educational Facilities Authority, Dr. Joseph Pollack, 8.0%, 4/1/40	2,108,840
7,135,000(f)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 6.75%, 3/1/40	7,772,298
4,000,000(f)	Michigan Strategic Fund, Series B, 6.625%, 11/1/41	4,291,720
4,775,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/34	4,799,591
14,630,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	14,705,491
1,250,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.875%, 6/1/42	1,252,463
		$47,126,228
	Minnesota - 0.8%
2,000,000	Bloomington Port Authority, Radisson Blu Mall of America LLC, 9.0%, 12/1/35	$2,239,940
400,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.25%, 7/1/37	423,708
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.5%, 7/1/50	1,595,580
1,000,000	City of Paul Minnesota, Housing & Redevelopment Authority, Great River School Project, Series A, 5.5%, 7/1/52 (144A)	1,030,930
		$5,290,158
	Missouri - 1.7%
5,325,000	Community Memorial Hospital District, Missouri Hospital, 6.68%, 12/1/34	$5,391,030
500,000	Kansas City Industrial Development Authority, Series A, 4.25%, 4/1/26 (144A)	514,745
1,000,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/36 (144A)	1,035,280
1,150,000	Kansas City Industrial Development Authority, Series A, 5.0%, 4/1/46 (144A)	1,172,299
2,500,000(b)	Kirkwood Industrial Development Authority, Aberdeen Heights, Series A, 8.25%, 5/15/45	2,794,850
		$10,908,204
	New Jersey - 1.3%
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.25%, 7/1/37 (144A)	$1,228,936
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, 5.375%, 7/1/47 (144A)	2,529,425
4,500,000	New Jersey Health Care Facilities Financing Authority, St. Peters University Hospital, 6.25%, 7/1/35	4,834,530
		$8,592,891
	New Mexico - 1.4%
1,430,000	County of Otero, Mexico Jail Project, 9.0%, 4/1/23	$1,379,721
7,970,000(f)	County of Otero, Mexico Jail Project, 9.0%, 4/1/28	7,496,024
		$8,875,745
	New York - 8.4%
10,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series A, 9.25%, 10/1/30	$2,600,000
8,000,000(c)	Erie County Industrial Development Agency, Galvstar LLC Project, Series B, 9.25%, 10/1/30	2,080,000
1,795,000(c)	Erie County Industrial Development Agency, Galvstar LLC, Series C, 9.25%, 10/1/30	466,700
8,430,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.0%, 6/1/35	8,429,747
2,935,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	2,920,941
5,000,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogen Partners, 5.75%, 10/1/36	5,048,300
2,620,000	New York Counties Tobacco Trust IV, Settlement Pass Through, Series A, 5.0%, 6/1/45	2,619,895
51,600,000(d)	New York Counties Tobacco Trust V, Capital Apprecsub Pass Through, S-4A, 6/1/60	2,075,352
15,000,000	Suffolk Tobacco Asset Securitization Corp., Capital Appreciation, Series C, 6.625%, 6/1/44	15,867,150
9,030,000	Suffolk Tobacco Asset Securitization Corp., Series B, 6.0%, 6/1/48	9,035,328
3,000,000	TSASC, Inc., 5.0%, 6/1/48	3,080,880
		$54,224,293
	Ohio - 5.9%
2,425,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$2,404,873
10,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	9,999,700
9,285,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	9,284,907
7,340,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	7,428,300
715,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.125%, 1/1/32 (144A)	706,370
5,275,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	5,268,301
2,900,000	Southeastern Ohio Port Authority, Refunding And Improvement Memorial Health System, 6.0%, 12/1/42	3,144,963
		$38,237,414
	Pennsylvania - 8.5%
850,000	Allegheny County Hospital Development Authority, Ohio Valley General Hospital Project, Series A, 5.125%, 4/1/35	$787,091
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	1,031,330
2,335,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	2,393,048
8,425,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,499,140
Principal Amount USD ($)		Value
	Pennsylvania - (continued)
2,500,000(f)	Geisinger Authority, Geisinger Health System, Series B, 0.84%, 8/1/22	$2,500,000
4,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Temple University Health System, Series A, 5.625%, 7/1/42	4,351,760
2,005,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series A, 7.5%, 5/1/20	2,179,234
8,445,000	Pennsylvania Economic Development Financing Authority, US Airways Group, Series B, 8.0%, 5/1/29	9,233,679
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.5%, 6/1/45	2,288,748
3,145,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.625%, 6/1/50	3,285,047
2,500,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.5%, 6/15/32	2,596,775
5,200,000	Philadelphia Authority for Industrial Development, Green Woods Charter School Project, Series A, 5.75%, 6/15/42	5,388,864
6,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	6,672,600
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,051,270
3,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	3,153,330
		$55,411,916
	Puerto Rico - 1.5%
24,000,000(c)(e)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$10,050,000
	Rhode Island - 0.1%
2,065,000(c)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$371,700
	Tennessee - 0.0%†
5,000	Johnson City Health & Educational Facilities Board, Appalachian Christian Village, 5.0%, 2/15/43	$4,545
	Texas - 8.2%
200,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 5.875%, 3/1/24	$202,306
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	538,503
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	387,615
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,236,752
375,000	City of Celina, 5.375%, 9/1/28	377,092
900,000	City of Celina, 5.5%, 9/1/24	903,933
250,000	City of Celina, 5.5%, 9/1/32	250,652
650,000	City of Celina, 5.875%, 9/1/40	653,276
1,075,000	City of Celina, 6.0%, 9/1/30	1,087,449
2,700,000	City of Celina, 6.25%, 9/1/40	2,729,403
234,442(c)	Gulf Coast Industrial Development Authority, Microgy Holdings Project, 7.0%, 12/1/36	2
1,110,000(f)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.92%, 12/1/41	1,110,000
1,125,000	Kinney County Public Facilities Corp., 7.0%, 11/1/25	1,121,051
2,000,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A, 5.5%, 8/15/45 (144A)	2,074,120
17,350,000^(c)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	6,506,250
3,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project, 6.625%, 11/15/37	3,908,800
2,250,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.625%, 11/15/41	1,573,088
5,000,000(c)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	3,493,400
120,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	136,955
6,350,000(b)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.125%, 11/15/44	7,266,051
1,775,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.0%, 11/15/28	1,768,575
500,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/39	496,020
5,400,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton At Museum Way, Series A, 8.25%, 11/15/44	5,355,882
1,000,000(c)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 9.0%, 10/1/30	210,000
1,250,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.5%, 7/1/46	1,357,588
1,000,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 5.75%, 7/1/51	1,095,860
125,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 6.0%, 7/1/26	126,291
1,350,000	Village on the Park, New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., 7.0%, 7/1/51	1,404,648
		$53,371,562
	Utah - 1.3%
710,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 7.25%, 5/15/21	$745,912
Principal Amount USD ($)		Value
	Utah - (continued)
1,985,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.125%, 5/15/31	$2,154,658
5,145,000	Utah Charter School Finance Authority, Summit Academy High School, Series A, 8.5%, 5/15/41	5,573,990
		$8,474,560
	Virginia - 3.8%
2,100,000	Cherry Hill Community Development Authority, Potomac Shores Project, 5.4%, 3/1/45 (144A)	$2,160,711
815,000	Embrey Mill Community Development Authority, 5.3%, 3/1/35 (144A)	829,719
4,685,000	Embrey Mill Community Development Authority, 5.6%, 3/1/45 (144A)	4,789,991
15,000,000	Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/47	14,999,700
1,750,000	Tobacco Settlement Financing Corp., Series B-2, 5.2%, 6/1/46	1,758,645
		$24,538,766
	West Virginia - 2.3%
25,000,000(c)	City of Philippi, Alderson-Broaddus College, Inc., Series A, 7.75%, 10/1/44	$14,950,000
	Wisconsin - 4.8%
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, 5.625%, 7/1/44	$1,713,861
5,325,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46	6,145,050
5,057,500	Public Finance Authority, Las Ventanas Retirement Community, 7.0%, 10/1/42	5,082,939
500,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	482,245
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.0%, 8/1/36 (144A)	1,903,560
2,450,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,299,055
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	496,335
2,500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.375%, 6/1/52	2,490,300
8,615,000(d)	Public Finance Authority, Springshire Pre Development Project, 12/1/20 (144A)	6,427,221
1,245,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 5.125%, 10/1/45	1,257,164
2,815,000	Public Finance Authority, Voyager Foundation, Inc., Project, Series A, 6.2%, 10/1/42	2,983,956
		$31,281,686
	TOTAL MUNICIPAL BONDS
	(Cost $634,716,624)	$624,105,153
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.9%
	(Cost $645,762,624)	$635,151,153
	OTHER ASSETS AND LIABILITIES - 2.1%	$13,582,163
	NET ASSETS - 100.0%	$648,733,316

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2018, the value of these securities amounted to $68,500,042, or 10.6% of net assets.

†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)
Pre-Refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(c)	Security is in default.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Represents a General Obligation Bond.
(f)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at May 31, 2018.
(h)	The concentration of investments by type of obligation/market sector is as follows:

Revenue Bonds:
Special Revenues	27.4%
Education	18.1%
Health	16.9%
Housing	11.3%
Various Revenues	7.5%
Escrowed	6.0%
General Obligation	5.6%
Pollution Control Revenue	4.3%
Transportation	1.8%
Reserves	0.6%
Insured	0.3%
Water & Sewer	0.2%
Power	0.0%†
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,046,000	$–	$11,046,000
Municipal Bonds
Texas	–	46,865,312	6,506,250	53,371,562
All Other Municipal Bonds	–	570,733,591	–	570,733,591
Total Investments in Securities	$–	$628,644,903	$6,506,250	$635,151,153

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Municipal Bonds
Balance as of 8/31/17	$8,241,250
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	(1,736,027)
Accrued discounts/premiums	1,027
Purchases	--
Sales	--
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 5/31/18	$6,506,250
*	Transfers are calculated on the beginning of period values. During the nine months ended May 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2018: $(1,736,027).

Pioneer Corporate High Yield Fund

(Formerly Pioneer U.S. Corporate High Yield Fund)*

NQ | May 31, 2018

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

* Effective February 1, 2018, the Fund was renamed Pioneer Corporate High Yield Fund

Shares		Value
	UNAFFILIATED ISSUERS - 96.9%
	CONVERTIBLE PREFERRED STOCK - 1.2% of Net Assets
	BANKS - 1.2%
	Diversified Banks - 1.2%
116(a)	Bank of America Corp., 7.25%	$146,856
75(a)	Wells Fargo & Co., 7.5%	94,275
	Total Banks	$241,131
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $245,344)	$241,131
Principal Amount USD ($)		Value
	CONVERTIBLE CORPORATE BONDS - 1.5% of Net Assets
	ENERGY - 0.2%
	Oil & Gas Exploration & Production - 0.2%
30,000	SM Energy Co., 1.5%, 7/1/21	$31,211
	Total Energy	$31,211
	HEALTH CARE EQUIPMENT & SERVICES - 0.5%
	Health Care Equipment - 0.5%
85,000	Wright Medical Group, Inc., 2.0%, 2/15/20	$90,733
	Total Health Care Equipment & Services	$90,733
	MEDIA - 0.6%
	Cable & Satellite - 0.6%
146,000	DISH Network Corp., 2.375%, 3/15/24	$122,035
	Total Media	$122,035
	SOFTWARE & SERVICES - 0.2%
	Internet Software & Services - 0.2%
50,000	Envestnet, Inc., 1.75%, 6/1/23 (144A)	$50,442
	Total Software & Services	$50,442
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $321,670)	$294,421
	CORPORATE BONDS - 89.3% of Net Assets
	AUTOMOBILE & COMPONENTS - 1.1%
	Auto Parts & Equipment - 1.1%
120,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$116,124
90,000	TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)	93,825
	Total Automobile & Components	$209,949
	BANKS - 2.2%
	Diversified Banks - 1.2%
227,000(a)(b)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	$245,659
	Thrifts & Mortgage Finance - 1.0%
196,000	Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25 (144A)	$190,120
	Total Banks	$435,779
	CAPITAL GOODS - 6.2%
	Aerospace & Defense - 1.0%
135,000	Engility Corp., 8.875%, 9/1/24	$141,413
50,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	51,875
		$193,288
	Agricultural & Farm Machinery - 0.3%
55,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$55,275
	Building Products - 2.9%
60,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$57,300
190,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	186,626
150,000	Griffon Corp., 5.25%, 3/1/22	144,750
190,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	186,675
		$575,351
	Construction & Engineering - 1.1%
25,000	AECOM, 5.875%, 10/15/24	$25,437
193,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	193,000
		$218,437
	Industrial Conglomerates - 0.6%
147,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$112,087
	Industrial Distribution & Rental - 0.1%
32,000	H&E Equipment Services, Inc., 5.625%, 9/1/25	$31,600
	Industrial Machinery - 0.2%
50,000	EnPro Industries, Inc., 5.875%, 9/15/22	$51,125
	Total Capital Goods	$1,237,163
	COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
	Diversified Support Services - 0.2%
49,000	Garda World Security Corp., 8.75%, 5/15/25 (144A)	$49,858
	Environmental & Facilities Services - 2.0%
207,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	$193,938
100,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	101,000
100,000	Waste Pro USA, Inc., 5.5%, 2/15/26 (144A)	96,500
		$391,438
Principal Amount USD ($)		Value
	Security & Alarm Services - 0.8%
167,000	Brink's Co., 4.625%, 10/15/27 (144A)	$150,300
	Total Commercial & Professional Services	$591,596
	CONSUMER DURABLES & APPAREL - 4.4%
	Home Furnishings - 0.9%
194,000	Tempur Sealy International, Inc., 5.5%, 6/15/26	$187,210
	Homebuilding - 3.5%
190,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$184,300
179,000	KB Home, 7.625%, 5/15/23	191,977
30,000	Meritage Homes Corp., 6.0%, 6/1/25	30,675
189,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	190,890
100,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	99,470
		$697,312
	Total Consumer Durables & Apparel	$884,522
	CONSUMER SERVICES - 4.5%
	Casinos & Gaming - 2.7%
191,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	$190,045
200,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)	204,875
132,000	Scientific Games International, Inc., 10.0%, 12/1/22	141,571
		$536,491
	Hotels, Resorts & Cruise Lines - 1.5%
75,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$78,188
35,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	32,725
150,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	147,375
50,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	47,095
		$305,383
	Specialized Consumer Services - 0.3%
50,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	$50,437
	Total Consumer Services	$892,311
	DIVERSIFIED FINANCIALS - 2.9%
	Diversified Capital Markets - 1.9%
95,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	$94,497
90,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	89,775
185,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	188,700
		$372,972
	Specialized Finance - 1.0%
45,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$47,411
150,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	151,500
		$198,911
	Total Diversified Financials	$571,883
	ENERGY - 18.8%
	Integrated Oil & Gas - 0.4%
82,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	$78,310
	Oil & Gas Drilling - 1.6%
100,000	Ensco Plc, 7.75%, 2/1/26	$95,250
90,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	91,800
35,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	35,700
100,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	95,250
		$318,000
	Oil & Gas Equipment & Services - 2.5%
200,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21	$199,500
194,000	FTS International, Inc., 6.25%, 5/1/22	195,455
100,000	SESI LLC, 7.75%, 9/15/24	103,750
		$498,705
	Oil & Gas Exploration & Production - 7.0%
101,000	Antero Resources Corp., 5.0%, 3/1/25	$100,337
60,000	Centennial Resource Production LLC, 5.375%, 1/15/26 (144A)	59,100
40,000	Endeavor Energy Resources LP / EER Finance, Inc., 5.5%, 1/30/26 (144A)	39,200
180,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	188,550
147,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	151,042
70,000	Jagged Peak Energy LLC, 5.875%, 5/1/26 (144A)	69,125
142,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	144,130
150,000	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27 (144A)	148,125
100,000	Resolute Energy Corp., 8.5%, 5/1/20 (144A)	100,125
50,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	49,063
106,000	SM Energy Co., 6.125%, 11/15/22	107,590
75,000	SRC Energy, Inc., 6.25%, 12/1/25 (144A)	75,563
160,000	Whiting Petroleum Corp., 6.25%, 4/1/23	163,200
		$1,395,150
	Oil & Gas Refining & Marketing - 1.6%
110,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$108,212
202,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	209,323
		$317,535
	Oil & Gas Storage & Transportation - 5.7%
95,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	$99,156
136,000	Energy Transfer Equity LP, 5.875%, 1/15/24	141,100
100,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.5%, 10/1/25	96,250
Principal Amount USD ($)		Value
	Oil & Gas Storage & Transportation - (continued)
150,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	$150,750
100,000	NGPL PipeCo LLC, 4.375%, 8/15/22 (144A)	99,875
200,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	201,750
150,000	Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23 (144A)	143,252
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	93,970
100,000	TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	101,000
		$1,127,103
	Total Energy	$3,734,803
	FOOD & STAPLES RETAILING - 0.7%
	Food Retail - 0.7%
148,000	Ingles Markets, Inc., 5.75%, 6/15/23	$147,260
	Total Food & Staples Retailing	$147,260
	FOOD, BEVERAGE & TOBACCO - 1.5%
	Packaged Foods & Meats - 1.5%
98,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$100,940
158,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	148,520
50,000	Post Holdings, Inc., 5.5%, 3/1/25 (144A)	49,250
	Total Food, Beverage & Tobacco	$298,710
	HEALTH CARE EQUIPMENT & SERVICES - 3.3%
	Health Care Facilities - 1.9%
55,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$51,287
200,000	Kindred Healthcare, Inc., 8.0%, 1/15/20	212,998
114,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	119,558
		$383,843
	Health Care Services - 0.6%
100,000	BioScrip, Inc., 8.875%, 2/15/21	$96,000
28,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	28,105
		$124,105
	Managed Health Care - 0.8%
150,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	$149,625
	Total Health Care Equipment & Services	$657,573
	INSURANCE - 0.6%
	Life & Health Insurance - 0.6%
115,000	Centene Escrow I Corp., 5.375%, 6/1/26 (144A)	$116,231
	Total Insurance	$116,231
	MATERIALS - 8.7%
	Aluminum - 2.3%
200,000	Century Aluminum Co., 7.5%, 6/1/21 (144A)	$202,000
250,000	Constellium NV, 6.625%, 3/1/25 (144A)	249,063
		$451,063
	Commodity Chemicals - 1.2%
151,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	$144,205
100,000	Olin Corp., 5.0%, 2/1/30	94,130
		$238,335
	Copper - 0.9%
100,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$95,000
100,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	96,625
		$191,625
	Diversified Chemicals - 0.7%
136,000	Chemours Co., 7.0%, 5/15/25	$145,860
	Diversified Metals & Mining - 0.5%
100,000	Coeur Mining, Inc., 5.875%, 6/1/24	$98,000
	Paper Packaging - 0.5%
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	$95,500
	Specialty Chemicals - 1.5%
100,000	GCP Applied Technologies, Inc., 5.5%, 4/15/26 (144A)	$97,500
64,000	Ingevity Corp., 4.5%, 2/1/26 (144A)	60,480
140,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	144,200
		$302,180
	Steel - 1.1%
100,000	Commercial Metals Co., 5.375%, 7/15/27	$95,750
20,000	Commercial Metals Co., 5.75%, 4/15/26 (144A)	19,850
100,000	United States Steel Corp., 6.25%, 3/15/26	99,095
		$214,695
	Total Materials	$1,737,258
	MEDIA - 7.5%
	Advertising - 0.7%
145,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$128,325
	Broadcasting - 1.7%
194,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	$187,268
147,000	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)	143,788
		$331,056
Principal Amount USD ($)		Value
	Cable & Satellite - 5.1%
200,000	Altice Financing SA, 7.5%, 5/15/26 (144A)	$191,250
200,000	Altice France SA, 7.375%, 5/1/26 (144A)	194,500
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	191,500
150,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	142,687
100,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	96,875
196,000	Videotron, Ltd., 5.125%, 4/15/27 (144A)	189,630
		$1,006,442
	Total Media	$1,465,823
	PHARMACEUTICALS, BIOTECHNOLOGY & SERVICES - 3.3%
	Pharmaceuticals - 3.3%
100,000	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$83,750
200,000	Horizon Pharma, Inc., 6.625%, 5/1/23	201,000
70,000	Valeant Pharmaceuticals International, Inc., 5.5%, 11/1/25 (144A)	68,688
331,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)	312,795
	Total Pharmaceuticals, Biotechnology & Services	$666,233
	RETAILING - 1.3%
	Apparel Retail - 0.1%
30,000	L Brands, Inc., 5.25%, 2/1/28	$27,375
	Automotive Retail - 0.5%
100,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$99,000
	Department Stores - 0.4%
100,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$83,000
	Specialty Stores - 0.3%
96,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$66,240
	Total Retailing	$275,615
	SOFTWARE & SERVICES - 4.6%
	Data Processing & Outsourced Services - 2.6%
192,000	Alliance Data Systems Corp., 5.875%, 11/1/21 (144A)	$195,600
195,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	177,937
146,000	First Data Corp., 5.0%, 1/15/24 (144A)	145,854
		$519,391
	Internet Software & Services - 1.1%
200,000	Cimpress NV, 7.0%, 4/1/22 (144A)	$210,750
	IT Consulting & Other Services - 0.9%
187,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$190,273
	Total Software & Services	$920,414
	TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
	Communication Equipment - 1.7%
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	$138,345
195,000	Plantronics, Inc., 5.5%, 5/31/23 (144A)	194,025
		$332,370
	Computer Hardware, Storage & Peripherals - 0.9%
184,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$179,400
	Electronic Equipment & Instruments - 0.3%
60,000	Itron, Inc., 5.0%, 1/15/26 (144A)	$57,600
	Electronic Manufacturing Services - 0.5%
100,000	TTM Technologies, Inc., 5.625%, 10/1/25 (144A)	$97,750
	Total Technology Hardware & Equipment	$667,120
	TELECOMMUNICATION SERVICES - 5.7%
	Integrated Telecommunication Services - 3.6%
100,000	CenturyLink, Inc., 6.45%, 6/15/21	$102,380
200,000	CyrusOne LP / CyrusOne Finance Corp., 5.0%, 3/15/24	200,250
100,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	96,875
75,000	Frontier Communications Corp., 11.0%, 9/15/25	60,000
150,000	Level 3 Financing, Inc., 5.375%, 5/1/25	145,125
40,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	37,700
132,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	79,860
		$722,190
	Wireless Telecommunication Services - 2.1%
185,000	Sprint Corp., 7.125%, 6/15/24	$186,387
92,000	Sprint Corp., 7.25%, 9/15/21	95,220
50,000	Sprint Corp., 7.625%, 3/1/26	51,375
100,000	T-Mobile USA, Inc., 4.75%, 2/1/28	93,500
		$426,482
	Total Telecommunication Services	$1,148,672
	TRANSPORTATION - 0.5%
	Airlines - 0.5%
99,000	DAE Funding LLC, 5.0%, 8/1/24 (144A)	$93,308
	Total Transportation	$93,308
Principal Amount USD ($)		Value
	UTILITIES - 5.1%
	Electric Utilities - 0.5%
100,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)	$95,500
	Gas Utilities - 0.9%
101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	$97,212
100,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	92,750
		$189,962
	Independent Power Producers & Energy Traders - 3.7%
216,000	Calpine Corp., 5.75%, 1/15/25	$196,560
95,000	NRG Energy, Inc., 6.25%, 5/1/24	98,088
164,004	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	179,174
15,000	Talen Energy Supply LLC, 4.6%, 12/15/21	13,275
50,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	48,250
180,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	194,850
		$730,197
	Total Utilities	$1,015,659
	TOTAL CORPORATE BONDS
	(Cost $18,330,850)	$17,767,882
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.4% of Net Assets*(c)
	CAPITAL GOODS - 1.0%
	Aerospace & Defense - 0.4%
74,813	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.74% (LIBOR + 275 bps), 10/4/24	$74,929
	Industrial Conglomerates - 0.6%
118,219	Filtration Group Corp., Initial Dollar Term Loan, 5.302% (LIBOR + 300 bps), 3/29/25	$118,995
	Total Capital Goods	$193,924
	HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
	Personal Products - 0.4%
99,182	Revlon Consumer Products Corp., Initial Term Loan B, 5.476% (LIBOR + 350 bps), 9/7/23	$77,560
	Total Household & Personal Products	$77,560
	MEDIA - 1.5%
	Broadcasting - 1.5%
99,122	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 5.24% (LIBOR + 325 bps), 12/1/23	$99,990
172,888	CBS Radio, Inc., Additional Term B-1 Loan, 4.698% (LIBOR + 275 bps / PRIME + 175 bps), 11/18/24	172,636
21,502	Hubbard Radio LLC, Term Loan, 4.99% (LIBOR + 325 bps), 3/28/25	21,629
	Total Media	$294,255
	RETAILING - 0.4%
	Department Stores - 0.4%
99,481	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.173% (LIBOR + 325 bps), 10/25/20	$88,258
	Total Retailing	$88,258
	UTILITIES - 0.1%
	Independent Power Producers & Energy Traders - 0.1%
21,023	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.552% (LIBOR + 425 bps), 6/27/22	$21,080
	Total Utilities	$21,080
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $686,930)	$675,077
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.5% of Net Assets
100,000(d)	U.S. Treasury Bills, 6/14/18	$99,943
200,000(d)	U.S. Treasury Bills, 6/28/18	199,740
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $299,683)	$299,683
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.9%
	(Cost $19,884,477)	$19,278,194
	OTHER ASSETS AND LIABILITIES - 3.1%	$607,807
	NET ASSETS - 100.0%	$19,886,001

bps	Basis Point.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2018, the value of these securities amounted to $10,423,146, or 52.4% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2018.

(a)	Security is perpetual in nature and has no stated maturity date.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2018.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$241,131	$–	$–	$241,131
Convertible Corporate Bonds	–	294,421	–	294,421
Corporate Bonds	–	17,767,882	–	17,767,882
Senior Secured Floating Rate Loan Interests	–	675,077	–	675,077
U.S. Government and Agency Obligations	–	299,683	–	299,683
Total Investments in Securities	$241,131	$19,037,063	$–	$19,278,194

During the nine months ended May 31, 2018, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date July 27, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                     Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date July 27, 2018

* Print the name and title of each signing officer under his or her signature.